AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.2%
Information Technology – 15.1%
Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	27,316	$5,152,890

IT Services – 2.5%
PayPal Holdings, Inc.(a)	58,229	4,565,736
Visa, Inc. - Class A	104,459	22,667,603

		27,233,339

Semiconductors & Semiconductor Equipment – 2.5%
Analog Devices, Inc.	14,245	2,448,858
KLA Corp.	12,100	4,757,115
NVIDIA Corp.	50,350	8,520,731
NXP Semiconductors NV	37,323	6,562,876
QUALCOMM, Inc.	45,611	5,769,335

		28,058,915

Software – 6.8%
Adobe, Inc.(a)	18,665	6,438,118
Autodesk, Inc.(a)	20,959	4,232,670
Microsoft Corp.	165,442	42,210,872
NortonLifeLock, Inc.	310,200	7,122,192
Oracle Corp.	150,944	12,532,880
ServiceNow, Inc.(a)	7,545	3,140,984

		75,677,716

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	182,179	26,967,958
Western Digital Corp.(a)	93,263	3,427,415

		30,395,373

		166,518,233

Health Care – 9.0%
Biotechnology – 1.3%
Regeneron Pharmaceuticals, Inc.(a)	4,214	3,167,664
Vertex Pharmaceuticals, Inc.(a)	33,714	10,667,109

		13,834,773

Health Care Equipment & Supplies – 1.8%
Align Technology, Inc.(a)	6,774	1,332,175
Edwards Lifesciences Corp.(a)	67,099	5,183,398
Medtronic PLC	104,056	8,224,586
Zimmer Biomet Holdings, Inc.	44,668	5,364,627

		20,104,786

Health Care Providers & Services – 3.0%
Elevance Health, Inc.	18,534	9,877,139
UnitedHealth Group, Inc.	42,987	23,546,559

		33,423,698

Life Sciences Tools & Services – 0.6%
IQVIA Holdings, Inc.(a)	31,939	6,963,341

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.3%
Johnson & Johnson	36,221	$6,447,338
Roche Holding AG (Sponsored ADR)	277,179	11,342,165
Zoetis, Inc.	46,191	7,119,881

		24,909,384

		99,235,982

Financials – 6.8%
Banks – 2.9%
Bank of America Corp.	300,305	11,366,544
PNC Financial Services Group, Inc. (The)	34,030	5,725,888
Wells Fargo & Co.	305,614	14,654,191

		31,746,623

Capital Markets – 2.4%
Charles Schwab Corp. (The)	76,542	6,317,777
Goldman Sachs Group, Inc. (The)	36,288	14,012,611
LPL Financial Holdings, Inc.	28,073	6,645,160

		26,975,548

Insurance – 1.5%
Progressive Corp. (The)	71,173	9,405,512
Willis Towers Watson PLC	29,850	7,347,876

		16,753,388

		75,475,559

Communication Services – 5.5%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	250,236	9,168,647

Entertainment – 0.6%
Walt Disney Co. (The)(a)	65,115	6,372,805

Interactive Media & Services – 3.2%
Alphabet, Inc. - Class C(a)	283,176	28,728,205
Meta Platforms, Inc. - Class A(a)	56,028	6,616,907

		35,345,112

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.(a)	63,675	9,644,216

		60,530,780

Consumer Discretionary – 5.3%

Auto Components – 0.2%
Goodyear Tire & Rubber Co. (The)(a)	184,402	2,068,990

Automobiles – 0.3%
Stellantis NV(b)	240,765	3,760,749

Hotels, Restaurants & Leisure – 0.5%
Booking Holdings, Inc.(a)	2,876	5,980,498

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(a)	172,378	16,641,372
Etsy, Inc.(a)	18,661	2,464,932

		19,106,304

Company	Shares	U.S. $ Value

Specialty Retail – 1.9%
AutoZone, Inc.(a)	3,009	$7,760,211
Home Depot, Inc. (The)	40,552	13,138,443

		20,898,654

Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. - Class B	64,893	7,118,113

		58,933,308

Industrials – 5.2%
Aerospace & Defense – 1.0%
Raytheon Technologies Corp.	107,980	10,659,786

Building Products – 0.5%
Otis Worldwide Corp.	75,335	5,882,910

Construction & Engineering – 0.7%
AECOM	87,842	7,466,570

Electrical Equipment – 1.2%
Eaton Corp. PLC	55,522	9,075,071
Regal Rexnord Corp.	32,559	4,268,810

		13,343,881

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	29,574	3,146,674
Robert Half International, Inc.	18,067	1,423,318

		4,569,992

Road & Rail – 1.4%
CSX Corp.	290,403	9,493,274
Knight-Swift Transportation Holdings, Inc.	102,205	5,665,223

		15,158,497

		57,081,636

Consumer Staples – 3.3%
Beverages – 1.3%
Coca-Cola Co. (The)	150,165	9,551,996
Constellation Brands, Inc. - Class A	18,406	4,736,784

		14,288,780

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	10,306	5,557,510
Walmart, Inc.	81,523	12,425,736

		17,983,246

Household Products – 0.4%
Procter & Gamble Co. (The)	26,773	3,993,461

		36,265,487

Company	Shares	U.S. $ Value

Energy – 2.0%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	178,912	$5,192,026

Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp.	30,941	5,671,795
EOG Resources, Inc.	80,082	11,366,038

		17,037,833

		22,229,859

Utilities – 1.2%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	76,977	7,451,374
NextEra Energy, Inc.	74,102	6,276,439

		13,727,813

Materials – 1.0%
Chemicals – 1.0%
Linde PLC	21,932	7,379,679
LyondellBasell Industries NV - Class A	37,712	3,205,897

		10,585,576

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp.	23,383	5,173,489
Prologis, Inc.	33,838	3,985,778

		9,159,267

Total Common Stocks (cost $439,991,786)		609,743,500

INVESTMENT COMPANIES – 44.3%
Funds and Investment Trusts – 44.3%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,723,095	27,285,407
AB Discovery Value Fund - Class Z	1,662,682	36,545,746
AB International Small Cap Portfolio - Class Z	5,724,104	59,587,920
Bernstein International Strategic Equities Portfolio - Class Z	27,997,092	313,847,399
Bernstein Small Cap Core Portfolio - Class Z	1,908,423	25,305,694
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,095,313	26,977,568

Total Investment Companies (cost $527,006,302)		489,549,734

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(c) (d) (e) (cost $3,472,350)	3,472,350	3,472,350

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $970,470,438)		1,102,765,584

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(c) (d) (e) (cost $2,538,900)	2,538,900	$2,538,900

Total Investments – 100.1% (cost $973,009,338)(f)		1,105,304,484
Other assets less liabilities – (0.1)%		(573,407)

Net Assets – 100.0%		$1,104,731,077

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of November 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $197,293,494 and gross unrealized depreciation of investments was $(64,998,348), resulting in net unrealized appreciation of $132,295,146.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

November 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$609,743,500	$—	$—	$609,743,500
Investment Companies	489,549,734	—	—	489,549,734
Short-Term Investments	3,472,350	—	—	3,472,350
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,538,900	—	—	2,538,900

Total Investments in Securities	1,105,304,484	—	—	1,105,304,484
Other Financial Instruments(b)	—	—	—	—

Total	$1,105,304,484	$—	$—	$1,105,304,484

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2022 is as follows:

						Distributions
Affiliated Issuer	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$27,394	$0	$0	$0	$(109)	$27,285	$0	$0
AB Trust - AB Discovery Value Fund	35,332	0	0	0	1,214	36,546	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	57,699	0	0	0	1,889	59,588	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	301,249	0	0	0	12,598	313,847	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	24,065	0	0	0	1,241	25,306	0	0
Government Money Market Portfolio	7,151	15,118	18,797	0	0	3,472	27	0
Government Money Market Portfolio*	0	10,529	7,990	0	0	2,539	6	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	27,032	0	0	0	(54)	26,978	0	0
Total	$479,922	$25,647	$26,787	$0	$16,779	$495,561	$33	$0

*	Investments of cash collateral for securities lending transactions